Stock Options - Additional Information (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 10, 2024 $ / shares shares	Apr. 10, 2024 item $ / shares	Apr. 10, 2024 employee $ / shares	Feb. 29, 2024 shares	Dec. 21, 2023 director shares	Apr. 10, 2023 director	Apr. 07, 2022 director	Jan. 04, 2022	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Stock Options and Restricted Stock Units ("RSUs")
Stock-based compensation expense | $									$ 0	$ 30,840	$ 197,215	$ 204,492
Unrecognized stock-based compensation expense | $									$ 0		$ 0		$ 197,000
Unrecognized stock-based compensation expense, term														3 months 7 days
Vesting percentage								100.00%
Stock-based compensation expense | $													$ 417,230	$ 1,195,076
Fady Boctor, the President and Chief Commercial Officer
Stock Options and Restricted Stock Units ("RSUs")
Stock-based compensation expense (in shares)					49,645
Fady Boctor, the President and Chief Commercial Officer | Director
Stock Options and Restricted Stock Units ("RSUs")
Number of directors to whom option is granted | director					4	4
Vesting percentage					100.00%	100.00%
Vesting period						1 year
Fady Boctor, the President and Chief Commercial Officer | Executive and Employees
Stock Options and Restricted Stock Units ("RSUs")
Options to purchase shares of common stock	139,066
Options to exercise price of common stock | $ / shares	$ 1.41	$ 1.41	$ 1.41
Share-based Compensation Arrangement by Share-based Payment		2	1
Dividend rate						0.00%
Volatility						107.10%
Risk-free rate						3.70%
Restricted Stock Units
Stock Options and Restricted Stock Units ("RSUs")
Number of directors to whom option is granted | director							4
Vesting percentage							100.00%
Vesting period							1 year
Vesting options and executive													40,238	2,331
Tania King | Restricted Stock Units
Stock Options and Restricted Stock Units ("RSUs")
Vesting period							1 year
CorProminence, LLC | Subsequent Event [Member]
Stock Options and Restricted Stock Units ("RSUs")
Stock-based compensation expense (in shares)				70,922
Share-Based Payment Arrangement, Tranche One | Fady Boctor, the President and Chief Commercial Officer | Executive and Employees
Stock Options and Restricted Stock Units ("RSUs")
Vesting options and executive	84,533
Share Based Compensation Award Tranche Two | Fady Boctor, the President and Chief Commercial Officer | Executive and Employees
Stock Options and Restricted Stock Units ("RSUs")
Vesting options and executive	54,533